Taxation - Reconciliation of Total Tax (Benefit) Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Continuing operations
Income tax expense / (benefit) at PRC statutory rate (based on statutory tax rate applicable to enterprises in Shenzhen, China)	$ (438)	$ 7,211	$ 5,878
Effects of differences in tax rates in different jurisdictions applicable to entities of the Group outside of the PRC	2,400	(838)	667
Non-deductible expenses	$ 14	714	102
Effect of Super Deduction available to Shenzhen Xunlei		(1,365)	(1,763)
Effect of tax holiday	$ (369)	(4,613)	$ (5,270)
Change in valuation allowance of deferred tax assets	4,750	291
Effect on deferred tax assets due to change in tax rates	(8)	(103)	$ 1,764
Outside basis difference arising from VIE and its subsidiaries in the PRC	(2,174)	478	713
Expiration of tax loss	290	51	31
Others	(5,351)	(1,363)	(1,562)
Income tax expense/ (benefit)	$ (886)	$ 463	$ 560